UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: __
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Seawolf Capital, L.L.C.
Address: 400 Madison Avenue, 17th Floor, New York, NY 10017

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ed Fasano
Title:  Chief Compliance Officer
Phone:  212-409-5340

Signature, Place, and Date of Signing:

  /s/ Ed Fasano                 New York, NY              February 12, 2013
-----------------------   ------------------------  ---------------------------
      [Signature]               [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        41
Form 13F Information Table Value Total:                  $204,011
                                                      (thousands)


List of Other Included Managers: NONE

                                 TITLE                      VALUE       SHARES/  SH/ PUT/  INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN CALL  DISCRETION   MANAGERS SOLE   SHARED  NONE
AERCAP HOLDINGS NV               SHS          N00985106     10,297     751,124   SH        Shared                 0    10,297  0
ALLSTATE CORP                    COM          020002101      7,647     190,300   SH        Shared                 0     7,647  0
ALTISOURCE PORTFOLIO SOL         REG SHS      L0175J104      1,325      15,397   SH        Shared                 0     1,325  0
AMERICAN FINANCIAL GROUP INC     COM          025932104      4,779     120,850   SH        Shared                 0     4,779  0
AMERICAN INTERNATIONAL GROUP     COM          026874784     10,036     284,300   SH        Shared                 0    10,036  0
APARTMENT INVT & MGMT CO -A      CL A         03748R101      3,454     127,800   SH        Shared                 0     3,454  0
ASSURED GUARANTY LTD             COM          G0585R106      1,369      96,600   SH        Shared                 0     1,369  0
AVIS BUDGET GROUP INC            COM          053774105      2,542     127,999   SH        Shared                 0     2,542  0
AXIS CAPITAL HOLDINGS LTD        SHS          G0692U109     10,666     308,182   SH        Shared                 0    10,666  0
CAI INTERNATIONAL INC            COM          12477X106      7,342     334,945   SH        Shared                 0     7,342  0
CAMPUS CREST COMMUNITIES INC     COM          13466Y105      2,715     221,500   SH        Shared                 0     2,715  0
CAPITAL ONE FINANCIAL CORP       COM          14040H105      4,757      82,100   SH        Shared                 0     4,757  0
CHIMERA INVESTMENT CORP          COM          16934Q109      5,583   2,137,357   SH        Shared                 0     5,583  0
CHUBB CORP                       COM          171232101      1,303      17,214   SH        Shared                 0     1,303  0
EVERBANK FINANCIAL CORP          COM          29977G102      1,586     107,080   SH        Shared                 0     1,586  0
FIFTH THIRD BANCORP              COM          316773100      2,694     176,800   SH        Shared                 0     2,694  0
FLAGSTAR BANCORP INC             COM          337930705      2,542     130,514   SH        Shared                 0     2,542  0
GENWORTH FINANCIAL INC-CL A      COM CL A     37247D106      2,889     385,975   SH        Shared                 0     2,889  0
GLOBAL CASH ACCESS HOLDINGS      COM          378967103      7,429     947,937   SH        Shared                 0     7,429  0
HARTFORD FINANCIAL SVCS GRP      COM          416515104      5,561     247,653   SH        Shared                 0     5,561  0
HOMESTREET INC                   COM          43785V102      2,216      86,374   SH        Shared                 0     2,216  0
ISTAR FINANCIAL INC              COM          45031U101      4,736     580,800   SH        Shared                 0     4,736  0
KENNEDY-WILSON HOLDINGS INC      COM          489398107      5,974     427,877   SH        Shared                 0     5,974  0
LENDER PROCESSING SERVICES       COM          52602E102      3,193     130,002   SH        Shared                 0     3,193  0
LINCOLN NATIONAL CORP            COM          534187109      4,214     162,600   SH        Shared                 0     4,214  0
METLIFE INC                      COM          59156R108      4,345     132,000   SH        Shared                 0     4,345  0
MSCI INC                         PUT          55354G950      1,550      50,000   SH   PUT  Shared                 0     1,550  0
NATIONSTAR MORTGAGE HOLDINGS     COM          63861C109      1,586      51,500   SH        Shared                 0     1,586  0
NELNET INC-CL A                  CL A         64031N108      8,841     296,497   SH        Shared                 0     8,841  0
NET 1 UEPS TECHNOLOGIES INC      COM          64107N206      2,954     578,058   SH        Shared                 0     2,954  0
OCWEN FINANCIAL CORP             COM          675746309      8,668     250,613   SH        Shared                 0     8,668  0
ORIENTAL FINANCIAL GROUP         COM          68618W100      8,581     642,973   SH        Shared                 0     8,581  0
PENNYMAC MORTGAGE INVESTMENT     COM          70931T103      8,320     328,930   SH        Shared                 0     8,320  0
PHH CORP                         COM          693320202      7,733     339,842   SH        Shared                 0     7,733  0
POPULAR INC                      COM          733174700      6,104     293,552   SH        Shared                 0     6,104  0
SYNOVUS FINANCIAL CORP           COM          87161C105      1,890     774,800   SH        Shared                 0     1,890  0
TFS FINANCIAL CORP               COM          87240R107        956      99,875   SH        Shared                 0       956  0
VALIDUS HOLDINGS LTD             COM          G9319H102      5,279     152,620   SH        Shared                 0     5,279  0
WALKER & DUNLOP INC              COM          93148P102      9,710     583,258   SH        Shared                 0     9,710  0
WESTERN ASSET MORTGAGE           COM          95790D105      3,389     170,900   SH        Shared                 0     3,389  0
CAPITAL CORP
XL GROUP PLC                     SHS          G98290102     7,256      289,323   SH        Shared                 0     7,256  0